Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Note 6. Equity

Authorized: 100,000,000 common shares, par value $0.001.

(a)	Common Stock

No common stock was issued during the years ended December 31, 2019, 2018 and 2017.

(b)	Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2019 and December 31, 2018.

During the years ended December 31, 2019, 2018 and 2017, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c)	Stock Options

The Company has adopted a stock option plan (the “Plan”) to grant options to directors, officers, employees, and consultants. Under the Plan, the Company may grant options to acquire up to 3,000,000 common shares of the Company. The exercise price of each option will not be less than the fair market value price of the Company’s stock on the date of grant. The Plan is administered by the Board of Directors.

During the year ended December 31, 2017, 2,550,000 stock options with exercise price of $0.05 per stock expired unexercised.

At December 31, 2019, 2018 and 2017, there was no outstanding stock option.